Basis of preparation (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of going concern [line items]
Net loss	$ (9,306,360)	$ (10,520,290)	$ (9,315,372)
Operating cash flows	(14,078,629)	(4,256,596)	(6,255,213)
Working capital (deficiency)	$ 458,439	$ (5,400,000)	$ 2,900,000